FLEXSHARES® TRUST

FlexShares® Core Select Bond Fund

SUPPLEMENT DATED SEPTEMBER 29, 2020 TO THE PROSPECTUS DATED MARCH 1, 2020, AS SUPPLEMENTED

This Supplement supersedes the supplement to the Prospectus dated September 18, 2020.

Effective September 29, 2020:

1. Morten Olsen will join Brandon P. Ferguson and Daniel J. Personette as a portfolio manager of the FlexShares® Core Select Bond Fund.

2. The paragraph under the section entitled “FUND SUMMARIES – FlexShares® Core Select Bond Fund – Management” on page 13 of the Prospectus is replaced with the following:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Brandon P. Ferguson and Daniel J. Personette, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since its inception; and Morten Olsen, a Senior Vice President of Northern Trust Investments, Inc., has served as a Portfolio Manager of the Fund since September 2020.

3. The third full paragraph and corresponding sub-paragraphs under “Description of Fund Management – Portfolio Managers” on page 45 are deleted and replaced with the following:

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of the FlexShares® Core Select Bond Fund’s portfolio are:

Brandon P. Ferguson is a Vice President of NTI. Mr. Ferguson joined NTI in November 2007 and has assisted in the management of various fixed-income funds.

Morten Olsen is a Senior Vice President of NTI. Mr. Olsen joined NTI in 2009 and has assisted in the management of various fixed-income funds.

Daniel J. Personette is Vice President of NTI. Mr. Personette joined NTI in 1996 and for the past six years has managed various fixed-income funds.

This Supplement supersedes the supplement to the Prospectus dated September 18, 2020. Please retain this

Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® Core Select Bond Fund

SUPPLEMENT DATED SEPTEMBER 29, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2020, AS SUPPLEMENTED

This Supplement supersedes the supplement to the SAI dated September 18, 2020.

Effective September 29, 2020:

1.  Morten Olsen will join Brandon P. Ferguson and Daniel J. Personette as a portfolio manager of the FlexShares® Core Select Bond Fund (the “Fund”).

2.  The disclosure as to the portfolio managers of the Fund in the table under the section entitled “Portfolio Managers” on page 49 of the SAI is replaced with the following:

NAME OF FUND	PORTFOLIO MANAGERS

FlexShares® Core Select Bond Fund	Brandon P. Ferguson, Morten Olsen and Daniel J. Personette

3.  The following information, as of August 31, 2020, with respect to Morten Olsen is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 49 of the SAI:

The table below discloses accounts within each type of category listed below for which Morten Olsen* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2020.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance

FlexShares® Trust:	0	$0	0	$0

Other Registered Investment Companies:	1	$3,248	0	$0

Other Pooled Investment Vehicles:	0	$0	0	$0

Other Accounts:	13	$3,162	0	$0

* Morten Olsen became a Portfolio Manager of the FlexShares® Core Select Bond Fund effective September 2020.

4.  The following is added to the section entitled “Portfolio Managers – Disclosure of Securities Ownership” on page 52 of the SAI:

As of August 31, 2020, Morten Olsen did not own any shares of the FlexShares® Core Select Bond Fund.

5.  All references to Bradley Camden are deleted effective September 18, 2020.

This Supplement supersedes the supplement to the SAI dated September 18, 2020. Please retain this Supplement with your SAI for future reference.